Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Currency Analysis of Bank Borrowings

A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2024	2023
	US$	US$
Hong Kong dollars - secured	50,135	50,655
United States dollars - secured	44,163	—
United States dollars - unsecured	30,184	45,000
Singapore dollars - secured	158,466	—
Euro - unsecured	—	475
British Pound - unsecured	25	36

	282,973	96,166

Schedule of Bank Borrowings
	As of December 31,
	2024	2023
	US$	US$
Shown as:
Non-current	219,434	30,373
Current	63,539	65,793

	282,973	96,166